    THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                CONFIDENTIAL TREATMENT EXPIRED ON MAY 16, 2000.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [X]; Amendment Number: 2

        This Amendment (Check only one.):     [ ] is a restatement.
                                              [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
Title:      Vice President
Phone:      402-346-1400

Signature, Place, and Date of Signing:

 (s) Marc D. Hamburg    Omaha, NE                            May 12, 2000
--------------------    -----------------                    ------------
[Signature]             [City, State]                        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                   Name

     28- 5194                               General Re - New England Asset
                                                         Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        18

Form 13F Information Table Entry Total:                   38

Form 13F Information Table Value Total:           $9,841,162
                                                  ----------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
    ---       --------------------      ----
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska

     2.       28-5676                   BHG Life Insurance Co.

     3.       28-719                    Blue Chip Stamps

     4.       28-554                    Buffett, Warren E.

     5.       28-1517                   Columbia Insurance Co.

     6.       28-2226                   Cornhusker Casualty Co.

     7.       28-6102                   Cypress Insurance Co.

     8.       28-852                    GEICO Corp.

     9.       28-101                    Government Employees Ins. Corp.

    10.       28-1066                   National Fire & Marine

    11.       28-718                    National Indemnity Co.

    12.       28-5006                   National Liability & Fire Ins. Co.

    13.       28-6104                   Nebraska Furniture Mart

    14.       28-717                    OBH Inc.

    15.       28-2740                   Plaza Investment Managers

    16.       28-1357                   Wesco Financial Corp.

    17.       28-3091                   Wesco Financial Ins. Co.

    18.       28-3105                   Wesco Holdings Midwest, Inc.

                                                          CONFIDENTIAL TREATMENT


                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 1999


                                                                   Column 6
                                    Column 4                 Investment Discretion                              Column 8
              Column 2                Market     Column 5    ---------------------                          Voting Authority
Column 1       Title    Column 3      Value      Shares or           (b)      (c)                      --------------------------
Name of          of      CUSIP         (In       Principal    (a)  Shared-  Shared-       Column 7          (a)      (b)     (c)
Issuer          Class    Number     Thousands)     Amount    Sole  Defined  Other      Other Managers       Sole   Shared   None
--------      -------- -----------  ----------   ----------  ----  -------  -------  ----------------- ----------- -------  ----
American
  Inter-
  national
  Group          Com   026874 10 7     166,493    1,380,250           X              4,11,14             1,380,250

Chubb
  Corp.          Com   171232 10 1     160,807    2,745,900           X              4,11,14             2,745,900

Costco
  Companies      Com   22160Q 10 2      41,661      455,000           X              4,11,14               455,000

Walt
  Disney
  Company        Com   254687 10 6     208,242    6,690,490           X              4,11,14             6,690,490

                                       415,295   13,342,823           X              4,5,14             13,342,823

                                       146,970    4,721,943           X              4,10,14             4,721,943

                                       244,951    7,869,906           X              4,1,2,6,11,14       7,869,906

                                        48,990    1,573,980           X              4,13,14             1,573,980

Executive
  Risk
  Inc.           Com   301586 10 3      78,100    1,100,000           X              4,11,14             1,100,000

Federal
  Home Ln
  Mtg Corp.      Com   313400 30 1   1,218,424   21,259,300           X              4,11,14            21,259,300

                                     1,650,600   28,800,000           X              4,3,14,16,17,18    28,800,000

                                       544,469    9,500,000           X              4,8,9,11,14,15      9,500,000

                                       103,162    1,800,000           X              4,8,11,14,15        1,800,000

Federal
  National
  Mortgage
  Assoc.         Com   313586 10 9     386,450    5,580,500           X               4,11,14            5,580,500

                                        12,797      184,800           X               4,5,14               184,800
                                     ---------
                                     5,427,411

                                                          CONFIDENTIAL TREATMENT


                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 1999


                                                                   Column 6
                                     Column 4                Investment Discretion                              Column 8
              Column 2                Market     Column 5    ---------------------                          Voting Authority
Column 1       Title     Column 3     Value      Shares or           (b)      (c)                      --------------------------
Name of         of        CUSIP        (In       Principal    (a)  Shared-  Shared-       Column 7          (a)      (b)     (c)
Issuer         Class      Number    Thousands)     Amount    Sole  Defined  Other      Other Managers       Sole   Shared   None
--------      -------- -----------  ----------   ----------  ----  -------  -------  ----------------- ----------- -------  ----
First
  Data
  Corporation   Com    319963 10 4    493,745    11,549,600           X              4,8,9,11,14,15     11,549,600

                                       36,337       850,000           X              4,8,11,14,15          850,000

Gannett
  Inc.          Com    364730 10 1    249,726     3,963,900           X              4,11,14             3,963,900

General
  Dynamics
  Corp.         Com    369550 10 8    397,222     6,182,437           X              4,11,14             6,182,437

                                       97,095     1,511,200           X              4,10,14             1,511,200

Nike
  Inc.          Com    654106 10 3    329,546     5,712,600           X              4,8,9,11,14,15      5,712,600

                                       30,286       525,000           X              4,8,11,14,15          525,000

Nucor
  Corp.         Com    670340 10 5    190,896     4,332,400           X              4,11,14             4,332,400

US Bancorp      Com    911596 10 4    172,241     5,056,629           X              4,8,11,14,15        5,056,629

                                       24,418       716,871           X              4,8,9,11,14,15        716,871

                                      124,281     3,648,621           X              4,11,14             3,468,621

                                       49,423     1,450,956           X              4,5,14              1,450,956

                                        4,872       143,028           X              4,10,14               143,028

                                        2,564        75,264           X              4,12,14                75,264

                                        7,362       216,132           X              4,1,2,6,11,14         216,132
                                                  ---------
                                                  2,210,014

                                                          CONFIDENTIAL TREATMENT


                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 1999


                                                                   Column 6
                                     Column 4                 Investment Discretion                              Column 8
              Column 2                Market     Column 5    ---------------------                          Voting Authority
Column 1       Title    Column 3      Value      Shares or           (b)      (c)                      --------------------------
Name of          of      CUSIP         (In       Principal    (a)  Shared-  Shared-       Column 7        (a)      (b)      (c)
Issuer         Class     Number     Thousands)     Amount    Sole  Defined  Other      Other Managers     Sole    Shared   None
--------      -------- -----------  ----------   ----------  ----  -------  -------  ----------------- ---------- ------  -----
Wells Fargo
  & Co. Del      Com   949746 10 1     446,289   12,728,390           X               4,5,14            12,728,390

                                         5,259      150,000           X               4,7,14               150,000

                                        59,375    1,693,400           X               4,3,14,16,17,18    1,693,400

                                         4,242      120,970           X
                                                                                      4,10,14              120,970
                                        21,208      604,860           X
                                                                                      4,13,14              604,860
                                        48,877    1,394,000           X
                                                                                      4,12,14            1,394,000
                                        29,803      850,000           X
                                                                                      4,14                 850,000
                                     1,588,684   45,310,060           X
                                    ----------                                        4,11,14           45,310,060
                                     2,203,737
                                    ----------
                    GRAND TOTAL     $9,841,162
                                    ==========